DISCONTINUED OPERATIONS (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Property and equipment, net	$ 0	$ 2,019,415
Texas Railroad Commission bond	0	62,537
Assets of discontinued operations, non-current	0	2,081,952
Total assets	0	2,081,952
Accounts payable	0	25,500
Accounts payable - related party	0	30,000
Note payable, current maturities	0	343,500
Liabilities of discontinued operations, current	0	399,000
Estimated asset retirement obligation	0	97,463
Liabilities of discontinued operations, non-current	0	97,463
Total liabilities	$ 0	$ 496,463